Marketable debt securities	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Marketable debt securities

Note 3 – Marketable debt securities

The following table summarizes the Company’s marketable debt securities as of December 31, 2023 and 2022.

	As of December 31, 2023
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
		(in thousands)
Corporate bonds	$2,123	$6	$(160)	$1,969
Treasury bills	400	9	-	409
Mutual funds	5,459	1	(310)	5,150
Total short-term investments	$7,982	$16	$(470)	$7,528

	As of December 31, 2022
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$1,327	$-	$(187)	$1,140
Mutual funds	11,187	$30	$(588)	$10,629
Total short-term investments	$12,514	$30	$(775)	$11,769

The contractual maturities of the aforementioned corporate bonds and treasury bills are less than one year for the year ended December 31, 2023 and one year and a half of the aforementioned corporate bonds for the year ended December 31, 2022.